Fair Value - Summary of Changes in the Fair Value of Warrant Liabilities (Detail) - Level 3 [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement at April 20, 2021	$ 84,664
Change in fair value of derivative warrant liabilities	38,867
Loss on foreign currency	87
Derivative warrant liabilities at June 30, 2021	$ 123,618